LOANS (Tables)	12 Months Ended
Dec. 31, 2023
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2023 and 2022 comprise the following:

	2023	2022
Current Loans
2018 Notes Interest	4,277,626	2,919,070
Bank loans	49,994,730	5,662,649
Leases liabilities	6,294,835	3,625,240
Total Current loans	60,567,191	12,206,959
Non Current Loans
2018 Notes	380,225,912	259,379,199
Leases liabilities	10,921,411	9,647,624
Bank loans	19,933,952	13,401,649
Total non current loans	411,081,275	282,428,472
Total (1)	471,648,466	294,635,431

(1)	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
(2)	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.

Activity of Loans
The activity of the loans as of December 31, 2023, 2022 and 2021 is the following:

	2023		2022		2021
	Leases liabilities	Other payables	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	13,272,864	281,362,567	18,334,589	300,612,271	26,485,774	375,188,476
Inflation adjustment restatement	(17,582,496)	(265,418,470)	(14,853,964)	(182,625,878)	(9,853,594)	(140,127,829)
Accrued interest	917,514	6,917,912	1,191,598	18,297,703	1,769,776	22,800,682
Effect of foreign exchange effect	22,489,416	422,504,305	12,474,271	148,406,853	5,388,047	68,806,173
VAT unpaid installments	-	-	72,191	-	81,626	-
Proceeds from loans	1,799,578	35,743,858	-	19,197,823	-	-
Acquisition of notes result	-	-	-	3,208,025	-	2,512,565
Payment of loans(1)	(2,884,263)	(10,890,826)	(2,807,421)	(268,393)	(3,624,542)	-
Acquisition of notes	-	-	-	(7,637,322)	-	(5,820,906)
Interest paid(2)	(796,367)	(15,787,126)	(1,138,400)	(17,828,515)	(1,912,498)	(22,746,890)
Ending balance	17,216,246	454,432,220	13,272,864	281,362,567	18,334,589	300,612,271

(1)
For the years ended on December 31, 2023, 2022 and 2021, Ps. 2,683,976, Ps. 2,807,421 and 3,624,542 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

(2)
For the years ended on December 31, 2023, 2022 and 2021, Ps. 796,367, Ps. 1,138,400, and 1,912,498,  respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of the current and non-current loans as of December 31, 2023 are as follows, not including issuance expenses:

		To due
	Due	As of 12/31/2024	From 1/01/2025 to 12/31/2025	From 1/01/2026 to 12/31/2026	From 1/01/2027 to 12/31/2027	Total
2018 Notes	-	4,277,626	380,225,912	-	-	384,503,538
Leases liabilities	609,435	5,685,400	6,258,196	4,283,042	380,173	17,216,246
Bank loans	-	49,994,730	19,933,952	-	-	69,928,682
Total	609,435	59,957,756	406,418,060	4,283,042	380,173	471,648,466

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2023, and their present book value:

12/31/2023
As of 12/31/2024	7,229,678
From 1/01/2025 to 12/31/2025	6,655,985
From 1/01/2026 to 12/31/2026	4,255,896
From 1/01/2027 to 12/31/2027	679,059
Total minimum future payments	18,820,618
Future financial charges on financial leases	(1,604,372)
Book Value financial leases	17,216,246

Conditions of 2018 Notes
On May 2, 2018, within the 2017 Global Program framework, the Company proceeded to the issuance of the 2018 Notes according to the following characteristics:

2018 Notes
Amount in US$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

Detailed of Other Financial Indebtedness
The following table shows the details of other financial indebtedness as of December 31, 2023:

Currency	Amount (in miles)	Interest rate	Expiration date
USD	60,162	7.76%	Between January and November 2024
Euros	61	7.00%	May 2024

Disclosure of Bank Loans
In March 2023, the subsidiary Telcosur, renewed the loan for US$ 24 million taken in March 2022. The main terms of said loan are:

Amount in US$	24,000,000
Interest rate	1.5% annual
Amortization date	January 25, 2025
Interest payment frequency	To the expiration
Guarantee	Fixed term in foreign currency(1)

(1)	Included as “Non-current financial assets measured at amortized cost”.